Accounts Payable and Accrued Expenses (Details) - Schedule of accounts payable and accrued expenses - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Schedule of accounts payable and accrued expenses [Abstract]
Accounts payable	$ 310,529	$ 33,772
Accrued legal fees	1,283,584
Total	$ 1,594,113	$ 33,772